Annual Total Returns - BLACKROCK ENERGY OPPORTUNITIES FUND (SERVICE and BLACKROCK) [BarChart] - Service - BLACKROCK ENERGY OPPORTUNITIES FUND - Service Shares	Sep. 28, 2020
Bar Chart Table:
Annual Return 2010	22.75%
Annual Return 2011	(16.66%)
Annual Return 2012	(4.09%)
Annual Return 2013	18.88%
Annual Return 2014	(12.08%)
Annual Return 2015	(29.67%)
Annual Return 2016	26.76%
Annual Return 2017	2.15%
Annual Return 2018	(19.94%)
Annual Return 2019	12.60%